Property and Equipment, Net - Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment	$ 597	$ 806
Less: accumulated depreciation	(482)	(641)
Net property and equipment	115	165	$ 306
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	296	499
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	115	121
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 186	186	171
Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		609	599
Less: accumulated depreciation		(444)	(293)
Previously Reported [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		288	276
Previously Reported [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		$ 135	$ 152